UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21443

Name of Fund: BlackRock Equity Dividend Trust (BDV)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Equity

            Dividend Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2012

Date of reporting period: 01/31/2012

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2012 (Unaudited)	BlackRock Equity Dividend Trust (BDV) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense – 5.4%
General Dynamics Corp.	75,000	$5,187,000
Honeywell International, Inc. (a)	80,800	4,689,632
Northrop Grumman Corp. (a)	81,100	4,707,855
Raytheon Co. (a)	146,100	7,011,339
Rockwell Collins, Inc.	20,900	1,209,901
United Technologies Corp. (a)	106,800	8,367,780

		31,173,507

Air Freight & Logistics – 0.8%
United Parcel Service, Inc., Class B (a)	60,600	4,584,390

Auto Components – 0.5%
Johnson Controls, Inc. (a)	82,500	2,621,025

Beverages – 2.3%
The Coca-Cola Co.	110,600	7,468,818
Diageo Plc - ADR (a)	64,900	5,749,491

		13,218,309

Capital Markets – 0.2%
The Bank of New York Mellon Corp. (a)	57,500	1,157,475

Chemicals – 3.5%
Air Products & Chemicals, Inc. (a)	13,500	1,188,405
The Dow Chemical Co. (a)	109,000	3,652,590
E.I. du Pont de Nemours & Co. (a)	168,900	8,595,321
Olin Corp. (a)	117,700	2,612,940
Praxair, Inc. (a)	38,700	4,109,940

		20,159,196

Commercial Banks – 6.6%
Bank of Nova Scotia (a)	107,100	5,504,002
M&T Bank Corp.	16,300	1,299,762
National Bank of Canada (a)	92,000	6,901,606
The Toronto-Dominion Bank (a)	64,000	4,935,680
U.S. Bancorp (a)	269,700	7,610,934
Wells Fargo & Co. (a)	404,400	11,812,524

		38,064,508

Consumer Finance – 1.1%
American Express Co. (a)	120,900	6,061,926

Containers & Packaging – 0.4%
Temple-Inland, Inc.	62,700	1,999,503

Diversified Financial Services – 2.6%
Bank of America Corp. (a)	406,000	2,894,780
JPMorgan Chase & Co. (a)	324,400	12,100,120

		14,994,900

Diversified Telecommunication Services – 5.3%
AT&T Inc.	330,600	9,722,946
BCE, Inc.	46,600	1,901,280
CenturyLink, Inc. (a)	217,900	8,068,837
Frontier Communications Corp.	36,600	156,648
Verizon Communications, Inc.	235,800	8,880,228
Windstream Corp.	140,300	1,693,421

		30,423,360

Electric Utilities – 4.0%
American Electric Power Co., Inc. (a)	67,500	2,670,300
Duke Energy Corp.	104,700	2,231,157
Edison International	45,900	1,883,736
FirstEnergy Corp. (a)	42,900	1,811,238
ITC Holdings Corp. (a)	17,300	1,275,183
NextEra Energy, Inc. (a)	74,200	4,440,870
Northeast Utilities (a)	57,800	2,008,550
PPL Corp. (a)	48,100	1,336,699

Common Stocks	Shares	Value

Electric Utilities (concluded)
The Southern Co. (a)	120,800	$5,503,648

		23,161,381

Electrical Equipment – 0.3%
Rockwell Automation, Inc. (a)	24,200	1,884,454

Energy Equipment & Services – 0.6%
Schlumberger Ltd. (a)	47,200	3,548,024

Food & Staples Retailing – 0.6%
Wal-Mart Stores, Inc. (a)	59,800	3,669,328

Food Products – 4.4%
General Mills, Inc. (a)	118,400	4,715,872
HJ Heinz Co.	64,600	3,349,510
Kraft Foods, Inc., Class A (a)	155,800	5,967,140
Mead Johnson Nutrition Co. (a)	70,200	5,201,118
Unilever NV	186,400	6,216,440

		25,450,080

Hotels, Restaurants & Leisure – 1.8%
McDonald’s Corp.	106,200	10,519,110

Household Products – 1.9%
Kimberly-Clark Corp.	58,850	4,211,306
The Procter & Gamble Co.	106,100	6,688,544

		10,899,850

Independent Power Producers & Energy Traders – 0.5%
International Power Plc	515,700	2,729,612

Industrial Conglomerates – 2.3%
3M Co. (a)	54,200	4,699,681
General Electric Co. (a)	466,200	8,722,602

		13,422,283

Insurance – 3.6%
ACE Ltd. (a)	55,000	3,828,000
The Chubb Corp. (a)	87,600	5,905,116
Prudential Financial, Inc. (a)	67,000	3,835,080
The Travelers Cos., Inc. (a)	119,200	6,949,360

		20,517,556

IT Services – 2.2%
Automatic Data Processing, Inc. (a)	26,500	1,451,670
International Business Machines Corp. (a)	58,700	11,305,620

		12,757,290

Leisure Equipment & Products – 0.6%
Mattel, Inc.	104,000	3,224,000

Machinery – 4.0%
Caterpillar, Inc. (a)	111,600	12,177,792
Deere & Co. (a)	121,200	10,441,380

		22,619,172

Media – 1.5%
Comcast Corp., Special Class A (a)	237,500	6,053,875
Time Warner Cable, Inc.	8,150	600,818
The Walt Disney Co. (a)	53,200	2,069,480

		8,724,173

Metals & Mining – 3.4%
BHP Billiton Ltd. - ADR (a)	158,700	12,607,128
Rio Tinto Plc - ADR	72,500	4,383,350
Southern Copper Corp. (a)	64,400	2,234,036

		19,224,514

JANUARY 31, 2012	1

Schedule of Investments (continued)	BlackRock Equity Dividend Trust (BDV) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Multi-Utilities – 2.6%
Consolidated Edison, Inc. (a)	23,700	$1,397,352
Dominion Resources, Inc.	110,500	5,529,420
Public Service Enterprise Group, Inc.	127,700	3,874,418
Sempra Energy	32,700	1,860,630
Wisconsin Energy Corp.	58,100	1,975,400

		14,637,220

Oil, Gas & Consumable Fuels – 13.1%
Chevron Corp.	172,450	17,776,146
ConocoPhillips	89,300	6,091,153
Enbridge, Inc. (a)	204,400	7,691,246
EQT Corp.	71,400	3,607,128
Exxon Mobil Corp. (a)	142,600	11,941,324
Kinder Morgan, Inc.	33,900	1,100,733
Marathon Oil Corp. (a)	112,200	3,521,958
Marathon Petroleum Corp. (a)	62,500	2,388,750
Murphy Oil Corp. (a)	8,900	530,440
Occidental Petroleum Corp. (a)	59,100	5,896,407
Peabody Energy Corp. (a)	22,100	753,389
Royal Dutch Shell Plc, Class A - ADR (a)	25,000	1,784,000
Spectra Energy Corp. (a)	89,600	2,821,504
Total SA - ADR (a)	170,800	9,047,276

		74,951,454

Paper & Forest Products – 0.6%
MeadWestvaco Corp.	122,900	3,618,176

Pharmaceuticals – 6.3%
Abbott Laboratories	77,800	4,212,870
Bristol-Myers Squibb Co.	274,400	8,846,656
Johnson & Johnson	111,400	7,342,374
Merck & Co., Inc. (a)	193,600	7,407,136
Pfizer, Inc. (a)	377,000	8,067,800

		35,876,836

Real Estate Investment Trusts (REITs) – 0.4%
Weyerhaeuser Co. - REIT	111,800	2,238,236

Road & Rail – 1.8%
Canadian National Railway Co.	80,500	6,071,310
Union Pacific Corp. (a)	37,600	4,298,056

		10,369,366

Semiconductors & Semiconductor Equipment – 1.0%
Intel Corp. (a)	212,900	5,624,818

Software – 1.1%
Microsoft Corp. (a)	212,700	6,281,031

Specialty Retail – 2.7%
Home Depot, Inc. (a)	193,800	8,602,782
Limited Brands, Inc. (a)	161,400	6,756,204

		15,358,986

Textiles, Apparel & Luxury Goods – 1.2%
VF Corp. (a)	51,200	6,732,288

Tobacco – 3.3%
Altria Group, Inc.	114,800	3,260,320
Lorillard, Inc. (a)	42,500	4,564,075
Philip Morris International, Inc. (a)	144,300	10,789,311

		18,613,706

Water Utilities – 0.7%
American Water Works Co., Inc.	111,300	3,754,149

Common Stocks	Shares	Value

Wireless Telecommunication Services – 0.8%
Millicom International Cellular SA	12,300	$1,217,454
Rogers Communications, Inc., Class B (a)	23,100	888,107
Vodafone Group Plc - ADR (a)	89,300	2,419,137

		4,524,698

Total Common Stocks – 96.0%		549,389,890

Investment Companies – 0.7%

SPDR S&P 500 ETF Trust (a)	30,700	4,028,147

Total Long-Term Investments
(Cost – $533,683,459) – 96.7%		553,418,037

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (b)(c)	30,977,654	30,977,654

Total Short-Term Securities
(Cost – $30,977,654) – 5.4%		30,977,654

Total Investments Before Outstanding Options Written
(Cost – $564,661,113*) – 102.1%		584,395,691

Options Written	Contracts

Exchange-Traded Call Options – (0.4)%
3M Co., Strike Price USD 87.50, Expires 4/23/12	110	(27,608)
ACE Ltd., Strike Price USD 70, Expires 2/20/12	110	(16,225)
Air Products & Chemicals, Inc., Strike Price USD 90, Expires 3/19/12	135	(21,938)
American Electric Power Co., Inc., Strike Price USD 40, Expires 2/20/12	135	(1,688)
American Express Co., Strike Price USD 50, Expires 3/05/12	240	(34,408)
Automatic Data Processing, Inc., Strike Price USD 57.50, Expires 3/19/12	50	(1,250)
Bank of America Corp.:
Strike Price USD 6, Expires 2/20/12	300	(34,800)
Strike Price USD 8, Expires 3/19/12	510	(8,415)
The Bank of New York Mellon Corp., Strike Price USD 22, Expires 3/19/12	115	(1,840)
Bank of Nova Scotia, Strike Price CAD 50, Expires 2/20/12	215	(38,596)
BHP Billiton Ltd. - ADR:
Strike Price USD 77.50, Expires 2/20/12	175	(57,750)
Strike Price USD 80, Expires 3/19/12	143	(38,753)
Caterpillar, Inc., Strike Price USD 105, Expires 2/20/12	225	(117,562)
CenturyLink, Inc.:
Strike Price USD 36, Expires 2/20/12	155	(24,800)
Strike Price USD 37, Expires 2/20/12	155	(13,950)
The Chubb Corp., Strike Price USD 70, Expires 2/20/12	175	(3,412)

2	JANUARY 31, 2012

Schedule of Investments (continued)	BlackRock Equity Dividend Trust (BDV) (Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Exchange-Traded Call Options (continued)
Comcast Corp., Special Class A:
Strike Price USD 23.25, Expires 2/06/12	60	$(13,440)
Strike Price USD 25.70, Expires 3/12/12	415	(25,942)
Consolidated Edison, Inc., Strike Price USD 60, Expires 2/20/12	50	(875)
Deere & Co., Strike Price USD 87.50, Expires 3/19/12	245	(60,882)
Diageo Plc - ADR, Strike Price USD 90, Expires 3/19/12	175	(20,562)
The Dow Chemical Co., Strike Price USD 34, Expires 3/19/12	217	(25,932)
E.I. du Pont de Nemours & Co.:
Strike Price USD 46, Expires 2/20/12	90	(44,325)
Strike Price USD 50, Expires 3/19/12	250	(45,875)
Enbridge, Inc., Strike Price CAD 37, Expires 2/20/12	400	(33,907)
Exxon Mobil Corp., Strike Price USD 85, Expires 4/23/12	106	(21,253)
FirstEnergy Corp., Strike Price USD 42, Expires 3/19/12	85	(7,012)
General Electric Co.:
Strike Price USD 17.20, Expires 2/20/12	390	(58,890)
Strike Price USD 19, Expires 3/19/12	540	(21,060)
General Mills, Inc., Strike Price USD 41, Expires 2/20/12	39	(292)
Home Depot, Inc., Strike Price USD 45, Expires 3/19/12	390	(41,145)
Honeywell International, Inc., Strike Price USD 57.50, Expires 3/19/12	160	(31,040)
Intel Corp., Strike Price USD 27, Expires 3/19/12	420	(18,060)
International Business Machines Corp., Strike Price USD 195, Expires 3/19/12	120	(36,060)
ITC Holdings Corp., Strike Price USD 73.50, Expires 2/06/12	35	(2,085)
Johnson Controls, Inc., Strike Price USD 30, Expires 2/20/12	165	(33,825)
JPMorgan Chase & Co., Strike Price USD 38, Expires 3/19/12	650	(79,625)
Kraft Foods, Inc., Class A, Strike Price USD 37, Expires 2/20/12	310	(43,555)
Limited Brands, Inc.:
Strike Price USD 40, Expires 2/20/12	245	(55,125)
Strike Price USD 42, Expires 3/19/12	80	(12,400)
Lorillard, Inc., Strike Price USD 110, Expires 2/20/12	85	(16,278)
Marathon Oil Corp., Strike Price USD 33, Expires 3/19/12	225	(12,938)
Marathon Petroleum Corp., Strike Price USD 40, Expires 3/19/12	235	(24,088)
Mead Johnson Nutrition Co., Strike Price USD 75, Expires 2/20/12	140	(19,110)
Merck & Co., Inc., Strike Price USD 39, Expires 3/19/12	235	(12,220)
Microsoft Corp.:
Strike Price USD 26, Expires 2/20/12	165	(58,575)
Strike Price USD 30, Expires 3/19/12	260	(12,220)
Murphy Oil Corp., Strike Price USD 55, Expires 2/20/12	18	(8,730)

Options Written	Contracts	Value

Exchange-Traded Call Options (continued)
National Bank of Canada, Strike Price CAD 72, Expires 2/20/12	185	$(63,192)
NextEra Energy, Inc., Strike Price USD 60, Expires 2/20/12	148	(8,510)
Northeast Utilities, Strike Price USD 35, Expires 3/19/12	115	(6,038)
Northrop Grumman Corp., Strike Price USD 57.50, Expires 2/20/12	160	(23,600)
Occidental Petroleum Corp., Strike Price USD 100, Expires 2/20/12	120	(28,440)
Olin Corp., Strike Price USD 22.50, Expires 3/19/12	235	(14,100)
Peabody Energy Corp., Strike Price USD 38, Expires 2/20/12	45	(675)
Pfizer, Inc., Strike Price USD 22, Expires 2/20/12	665	(4,322)
Philip Morris International, Inc., Strike Price USD 77.50, Expires 2/20/12	290	(8,555)
PPL Corp., Strike Price USD 28, Expires 3/19/12	40	(1,500)
Praxair, Inc., Strike Price USD 110, Expires 3/19/12	75	(6,750)
Prudential Financial, Inc., Strike Price USD 60, Expires 3/19/12	135	(17,010)
Raytheon Co., Strike Price USD 47, Expires 2/20/12	295	(39,825)
Rockwell Automation, Inc., Strike Price USD 75, Expires 2/20/12	40	(15,000)
Rogers Communications, Inc., Class B, Strike Price CAD 40, Expires 3/19/12	45	(1,571)
Royal Dutch Shell Plc, Class A - ADR:
Strike Price USD 75, Expires 2/20/12	47	(940)
Strike Price USD 75, Expires 3/19/12	3	(135)
Schlumberger Ltd.:
Strike Price USD 70, Expires 2/20/12	50	(28,375)
Strike Price USD 72.50, Expires 2/20/12	50	(18,250)
Southern Co., Strike Price USD 45, Expires 2/20/12	150	(8,700)
Southern Copper Corp., Strike Price USD 36, Expires 3/19/12	125	(12,188)
SPDR S&P 500 ETF Trust, Strike Price USD 132, Expires 2/20/12	307	(44,208)
Spectra Energy Corp., Strike Price USD 30, Expires 2/20/12	180	(27,000)
The Toronto-Dominion Bank:
Strike Price USD 75, Expires 2/20/12	110	(30,250)
Strike Price USD 80, Expires 3/19/12	20	(1,900)
Total SA - ADR, Strike Price USD 52.50, Expires 3/19/12	340	(66,300)
The Travelers Cos., Inc., Strike Price USD 60, Expires 4/23/12	204	(22,440)
U.S. Bancorp, Strike Price USD 29, Expires 3/19/12	540	(30,510)
Union Pacific Corp., Strike Price USD 105, Expires 2/20/12	75	(72,188)
United Parcel Service, Inc., Class B, Strike Price USD 72.50, Expires 2/20/12	120	(38,100)
United Technologies Corp., Strike Price USD 75, Expires 2/20/12	215	(77,938)

JANUARY 31, 2012	3

Schedule of Investments (continued)	BlackRock Equity Dividend Trust (BDV) (Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Exchange-Traded Call Options (concluded)
VF Corp., Strike Price USD 140, Expires 2/20/12	100	$(9,000)
Vodafone Group Plc - ADR, Strike Price USD 27.55, Expires 2/13/12	180	(2,506)
Wal-Mart Stores, Inc., Strike Price USD 62.50, Expires 3/19/12	80	(5,240)
The Walt Disney Co., Strike Price USD 40, Expires 2/20/12	105	(5,880)
Wells Fargo & Co., Strike Price USD 31, Expires 3/19/12	810	(29,970)

Total Exchange-Traded Call Options		(2,111,427)

Over-the-Counter Call Options — (0.1)%
Abbott Laboratories, Strike Price USD 55.58, Expires 3/02/12, Broker Goldman Sachs & Co.	15,500	(5,040)
Altria Group, Inc., Strike Price USD 28.40, Expires 4/10/12, Broker Goldman Sachs & Co.	23,000	(13,000)
American Water Works Co., Inc., Strike Price USD 31.76, Expires 3/09/12, Broker Deutsche Bank Securities Corp.	22,000	(46,990)
AT&T Inc., Strike Price USD 30.42, Expires 2/15/12, Broker Morgan Stanley & Co., Inc.	66,000	(1,636)
BCE, Inc., Strike Price USD 42.16, Expires 3/05/12, Broker Deutsche Bank Securities Corp.	9,500	(2,156)
Bristol-Myers Squibb Co., Strike Price USD 35.25, Expires 3/05/12, Broker Credit Suisse First Boston	55,000	(754)
Canadian National Railway Co., Strike Price USD 78.74, Expires 3/09/12, Broker Goldman Sachs & Co.	16,000	(6,569)
CenturyLink, Inc., Strike Price USD 37.55, Expires 3/06/12, Broker Morgan Stanley & Co., Inc.	12,500	(6,104)
Chevron Corp., Strike Price USD 107.50, Expires 3/13/12, Broker UBS Securities LLC	35,000	(32,161)
The Coca-Cola Co., Strike Price USD 68.48, Expires 3/21/12, Broker Goldman Sachs & Co.	22,000	(17,389)
ConocoPhillips, Strike Price USD 70.33, Expires 3/14/12, Broker Morgan Stanley & Co., Inc.	18,000	(15,948)
Diageo Plc - ADR, Strike Price USD 85.29, Expires 3/05/12, Broker Banc of America Securities	6,500	(23,120)
Dominion Resources, Inc., Strike Price USD 50.69, Expires 2/13/12, Broker Goldman Sachs & Co.	22,000	(5,899)
Duke Energy Corp., Strike Price USD 20.95, Expires 2/16/12, Broker Citigroup Global Markets, Inc.	21,000	(8,920)
Edison International, Strike Price USD 40.10, Expires 3/05/12, Broker Goldman Sachs & Co.	9,000	(10,924)
EQT Corp., Strike Price USD 57.25, Expires 2/09/12, Broker Citigroup Global Markets, Inc.	14,000	(44)
Exxon Mobil Corp., Strike Price USD 88.53, Expires 3/23/12, Broker Deutsche Bank Securities Corp.	18,000	(7,977)

Options Written	Contracts	Value

Over-the-Counter Call Options (continued)
General Dynamics Corp., Strike Price USD 72.22, Expires 3/22/12, Broker Goldman Sachs & Co.	15,000	$(13,405)
General Mills, Inc.:
Strike Price USD 40.55, Expires 2/23/12, Broker Morgan Stanley & Co., Inc.	13,000	(3,496)
Strike Price USD 40.70, Expires 3/01/12, Broker Deutsche Bank Securities Corp.	7,000	(1,224)
HJ Heinz Co., Strike Price USD 53.13, Expires 3/02/12, Broker Banc of America Securities	13,000	(2,126)
International Power Plc:
Strike Price GBP 3.28, Expires 3/14/12, Broker UBS Securities LLC	30,900	(6,412)
Strike Price GBP 3.38, Expires 4/10/12, Broker Banc of America Securities	72,200	(12,515)
Johnson & Johnson, Strike Price USD 65.50, Expires 3/13/12, Broker Deutsche Bank Securities Corp.	22,000	(26,186)
Kimberly-Clark Corp., Strike Price USD 74, Expires 3/13/12, Broker Credit Suisse First Boston	12,000	(2,678)
M&T Bank Corp., Strike Price USD 81.84, Expires 3/14/12, Broker Goldman Sachs & Co.	3,000	(4,140)
Mattel, Inc., Strike Price USD 28.27, Expires 2/07/12, Broker Citigroup Global Markets, Inc.	21,000	(57,351)
McDonald’s Corp., Strike Price USD 99.56, Expires 3/30/12, Broker Morgan Stanley & Co., Inc.	22,000	(38,930)
MeadWestvaco Corp., Strike Price USD 30.96, Expires 2/27/12, Broker Morgan Stanley & Co., Inc.	24,500	(6,193)
Merck & Co., Inc., Strike Price USD 35.96, Expires 2/06/12, Broker Deutsche Bank Securities Corp.	15,200	(35,021)
Millicom International Cellular SA:
Strike Price USD 100.70, Expires 3/13/12, Broker Citigroup Global Markets, Inc.	2,500	(9,574)
Strike Price USD 101.72, Expires 4/10/12, Broker Citigroup Global Markets, Inc.	9,800	(15,484)
Pfizer, Inc., Strike Price USD 21.59, Expires 3/27/12, Broker Morgan Stanley & Co., Inc.	9,000	(2,747)
PPL Corp., Strike Price USD 28.80, Expires 2/24/12, Broker Credit Suisse First Boston	5,500	(664)
The Procter & Gamble Co., Strike Price USD 66.29, Expires 3/21/12, Broker Goldman Sachs & Co.	21,000	(2,879)
Public Service Enterprise Group, Inc.:
Strike Price USD 32.08, Expires 2/27/12, Broker Credit Suisse First Boston	25,500	(1,141)
Strike Price USD 30.80, Expires 4/10/12, Broker Morgan Stanley & Co., Inc.	40,000	(18,240)

4	JANUARY 31, 2012

Schedule of Investments (continued)	BlackRock Equity Dividend Trust (BDV) (Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Over-the-Counter Call Options (continued)
Rio Tinto Plc - ADR, Strike Price USD 59.05, Expires 3/12/12, Broker Credit Suisse First Boston	14,500	$(71,855)
Rockwell Collins, Inc., Strike Price USD 57.99, Expires 3/12/12, Broker Morgan Stanley & Co., Inc.	4,200	(4,583)
Sempra Energy, Strike Price USD 56.25, Expires 3/09/12, Broker Goldman Sachs & Co.	6,500	(8,292)
Southern Co., Strike Price USD 45.41, Expires 4/10/12, Broker Credit Suisse First Boston	9,000	(5,612)
The Travelers Cos., Inc., Strike Price USD 60.59, Expires 3/05/12, Broker Banc of America Securities	3,500	(1,017)
Unilever NV, Strike Price USD 34.75, Expires 2/13/12, Broker Morgan Stanley & Co., Inc.	37,000	(4,391)
Verizon Communications, Inc., Strike Price USD 39.21, Expires 3/01/12, Broker UBS Securities LLC	47,000	(4,391)
Weyerhaeuser Co. - REIT, Strike Price USD 16.92, Expires 2/08/12, Broker Morgan Stanley & Co., Inc.	22,500	(69,750)
Windstream Corp., Strike Price USD 12, Expires 3/09/12, Broker Goldman Sachs & Co.	28,000	(6,545)

Options Written	Contracts	Value

Over-the-Counter Call Options (concluded)
Wisconsin Energy Corp., Strike Price USD 34.75, Expires 2/28/12, Broker Morgan Stanley & Co., Inc.	11,500	$(4,604)

Total Over-the-Counter Call Options		(646,077)

Total Options Written (Premiums Received – $2,822,459) – (0.5)%		(2,757,504)

Total Investments Net of Outstanding Options Written – 101.6%		581,638,187
Liabilities in Excess of Other Assets – (1.6)%		(9,095,254)

Net Assets – 100.0%	$572,542,933

*	As of January 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$575,021,400

Gross unrealized appreciation	$32,189,928
Gross unrealized depreciation	(22,815,637)

Net unrealized appreciation	$9,374,291

(a)	All or a portion of security has been pledged/segregated as collateral in connection with outstanding options written.
(b)	Represents the current yield as of report date.

(c)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2011	Net Activity	Shares Held at January 31, 2012	Realized Gain	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	23,258,766	7,718,888	30,977,654	$568	$7,686

•	Foreign currency exchange contracts as of January 31, 2012 were as follows:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

GBP 394,000	USD 617,953	Citigroup Global Markets, Inc.	2/02/12	$2,911
GBP 820,000	USD 1,292,753	Deutsche Bank Securities Corp.	2/03/12	(599)
USD 12,605	GBP 8,000	Citigroup Global Markets, Inc.	2/03/12	(2)
USD 47,724	CAD 48,000	Citigroup Global Markets, Inc.	2/01/12	(147)
Total				$2,163
•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities

JANUARY 31, 2012	5

Schedule of Investments (concluded)	BlackRock Equity Dividend Trust (BDV)

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Trust’s perceived risk of investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of January 31, 2012 in determining the fair valuation of the Trust’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$546,660,278	$2,729,612	–	$549,389,890
Investment Companies	4,028,147	–	–	4,028,147
Short-Term Securities	30,977,654	–	–	30,977,654

Total	$581,666,079	$2,729,612	–	$584,395,691

[1]	See above Schedule of Investments for values in each industry excluding Level 2, Independent Power Producers & Energy Traders, within the table.

Valuation Inputs	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[2]
Assets:
Foreign currency exchange contracts	$2,911	–	–	$2,911
Liabilities:
Equity contracts	(1,974,157)	$(783,347)	–	(2,757,504)
Foreign currency exchange contracts	(748)	–	–	(748)

Total	$(1,971,994)	$(783,347)	–	$(2,755,341)

[2]

Derivative financial instruments are foreign currency exchange contracts and options. Foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Trust’s Schedule	ADR	American Depositary Receipt	REIT	Real Estate Investment Trust
of Investments, the names and descriptions of many securities	CAD	Canadian Dollar	SPDR	S&P Depositary Receipts
have been abbreviated according to the following list:	ETF	Exchange-Traded Fund	USD	US Dollar
	GBP	British Pound

6	JANUARY 31, 2012

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

            Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Equity Dividend Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Equity Dividend Trust

Date:	March 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Equity Dividend Trust

Date:	March 23, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Equity Dividend Trust

Date:	March 23, 2012